SHAREHOLDERS' EQUITY (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option expiration term	7 years
Weighted average fair value of stock options granted	$ 1.75	$ 1.27	$ 0.72
Options outstanding, in-the-money	3,958,075
Options outstanding, out of the money	133,052
Total intrinsic value of options exercised	$ 884
Total expense incurred	$ 2,293	$ 2,718	$ 2,144
Option exercise under repricing	2,689,669
Exercised price	$ 3.24
Incremental fair value	$ 1,471
Undertone [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants to purchase ordinary shares granted	66,666
Weighted average exercise price of warrants	$ 9.09
Weighted-average grant-date fair value	$ 1.23
Total expense incurred	$ 59	$ 61	$ 61
Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost related to outstanding stock options and RSUs, expected period of recognition	1 year 2 months 12 days
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost related to outstanding stock options and RSUs	$ 3,216
Stock Option Plan 2003 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares available for grant	289,657
Stock Option Plan 2003 [Member] | Restricted Stock Units (RSUs) [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period for plan	3 years